Income Taxes - Reconciliation (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2018	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Dec. 31, 2017
Effective U.S. federal income tax rate	21.00%		21.00%	21.00%	33.80%	35.00%
Tax Cut and Jobs Act of 2017, Amount		$ 106.9
Statutory federal income tax expense (benefit)			$ (22.0)	$ 3.1	$ (8.1)
State income taxes, net of federal benefit			(1.8)	0.2	(0.5)
Change in valuation allowance			7.2	(6.5)	(98.0)
Non-taxable/non-deductible items			0.1	0.3	0.1
Stock compensation			0.1	3.4	(0.8)
Non-deductible spin-off costs				2.1
Meals & entertainment			0.9	0.7	0.5
Officer compensation			2.9	0.7
Tax credits			(0.2)	(0.3)
Goodwill impairment			3.9
Acquisition costs			0.4
Change in tax rate				(3.1)	106.9
Total income tax (benefit) expense			(8.5)	$ 0.6	0.1
Effective Income Tax Reconciliation
Effective tax rate (as a percent)				8.10%
Current income tax expense			$ 0.4	$ 0.6	$ 0.1
Tecton and Red Bone
Effective Income Tax Reconciliation
Deferred tax liabilities				$ 8.9